Insurance (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Other Movements In Insurance Liabilities [Line Items]
Recoveries from reinsurers	$ 439	$ 1,054
Ceded premiums	611	530
Investment return on securities supporting insurance contracts	247	372
Insurance finance expense	(299)	(443)
Insurance contract liabilities	$ 7,278	$ 7,169
Bottom of range [member]
Disclosure Of Other Movements In Insurance Liabilities [Line Items]
Insurance liabilities, discount rate period	1 year
Insurance liabilities, discount rate	2.80%	3.80%
Top of range [member]
Disclosure Of Other Movements In Insurance Liabilities [Line Items]
Insurance liabilities, discount rate period	10 years
Insurance liabilities, discount rate	4.10%	4.50%
Other Insurance [Member]
Disclosure Of Other Movements In Insurance Liabilities [Line Items]
Insurance contract liabilities	$ 139	$ 144
Life And Health [Member]
Disclosure Of Other Movements In Insurance Liabilities [Line Items]
Insurance contract liabilities	$ 113	$ 121
Automobile [Member]
Disclosure Of Other Movements In Insurance Liabilities [Line Items]
Percentage of net written premiums	64.30%	65.50%
Residential [member]
Disclosure Of Other Movements In Insurance Liabilities [Line Items]
Percentage of net written premiums	35.30%	34.30%
Ontario [Member]
Disclosure Of Other Movements In Insurance Liabilities [Line Items]
Percentage of net written premiums	51.40%	50.50%
Western Provinces [Member]
Disclosure Of Other Movements In Insurance Liabilities [Line Items]
Percentage of net written premiums	31.00%	31.90%
Atlantic Provinces [Member]
Disclosure Of Other Movements In Insurance Liabilities [Line Items]
Percentage of net written premiums	10.50%	10.60%
Quebec [Member]
Disclosure Of Other Movements In Insurance Liabilities [Line Items]
Percentage of net written premiums	6.70%	6.80%